                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: __

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    St. Denis J. Villere & Co., LLC
 Address: 601 Poydras Street, Suite 1808
          New Orleans, LA  70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    George V. Young
 Title:   LLC Member
 Phone:   (504) 525-0808

Signature, Place and Date of Signing:

   /s/ George V. Young          New Orleans,  LA              April 30, 2013
-------------------------- ------------------------- -------------------------
      [Signature]                [City, State]                [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-_______________________    __________________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            60

Form 13F Information Table Value Total:   $ 1,682,999
                                               (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.   13F File Number           Name

       ____   28-______________________ ___________________________________

         [Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                  13F Report
                                March 31, 2013

COLUMN 1                            COLUMN 2     COLUMN 3         COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7      COLUMN 8
--------                         -------------- -----------  ------------------- -------- ---------- -------- -------------------
                                                                                                               VOTING AUTHORITY
                                                                                                              -------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARES   NONE
--------------                   -------------- -----------  --------- --------- --- ---- ---------- -------- ---- --------- ----
B/E AEROSPACE INC                COM            073302 10 1    103,062 1,709,685 Sh         OTHER                  1,709,685
POOL CORPORATION                 COM            73278L 10 5    102,421 2,133,768 Sh         OTHER                  2,133,768
3-D SYS CORP DEL                 COM NEW        88554D 20 5     98,421 3,052,747 Sh         OTHER                  3,052,747
CONNS INC                        COM            208242 10 7     85,227 2,371,819 Sh         OTHER                  2,371,819
VISA INC                         COM CL A       92826C 83 9     80,555   474,302 Sh         OTHER                    474,302
ENDURANCE SPECIALTY HLDGS LT     SHS            G30397 10 6     77,090 1,612,415 Sh         OTHER                  1,612,415
LUMINEX CORP DEL                 COM            55027E 10 2     74,890 4,533,280 Sh         OTHER                  4,533,280
VARIAN MED SYS INC               COM            92220P 10 5     73,362 1,018,922 Sh         OTHER                  1,018,922
INGREDION INC                    COM            457187 10 2     72,430 1,001,527 Sh         OTHER                  1,001,527
EPIQ SYS INC                     COM            26882D 10 9     69,382 4,945,294 Sh         OTHER                  4,945,294
SOTHEBYS                         COM            835898 10 7     69,381 1,854,619 Sh         OTHER                  1,854,619
CARNIVAL CORP                    PAIRED CTF     143658 30 0     68,859 2,007,560 Sh         OTHER                  2,007,560
ION GEOPHYSICAL CORP             COM            462044 10 8     67,785 9,953,674 Sh         OTHER                  9,953,674
EURONET WORLDWIDE INC            COM            298736 10 9     67,544 2,564,327 Sh         OTHER                  2,564,327
EXPRESS SCRIPTS HLDG CO          COM            30219G 10 8     67,276 1,167,460 Sh         OTHER                  1,167,460
APPLE INC                        COM            037833 10 0     58,231   131,550 Sh         OTHER                    131,550
CONSTANT CONTACT INC             COM            210313 10 2     50,534 3,893,220 Sh         OTHER                  3,893,220
NIC INC                          COM            62914B 10 0     47,672 2,488,098 Sh         OTHER                  2,488,098
FLOWERS FOODS INC                COM            343498 10 1     47,206 1,433,100 Sh         OTHER                  1,433,100
OASIS PETE INC NEW               COM            674215 10 8     46,502 1,221,499 Sh         OTHER                  1,221,499
BANK OF AMERICA CORPORATION      7.25%CNV PFD L 060505 68 2     35,561    29,128 Sh         OTHER                     29,128
SANDRIDGE ENERGY INC             COM            80007P 30 7     34,906 6,623,435 Sh         OTHER                  6,623,435
NORTHERN OIL & GAS INC NEV       COM            665531 10 9     24,821 1,726,107 Sh         OTHER                  1,726,107
HOWARD HUGHES CORP               COM            44267D 10 7     21,067   251,365 Sh         OTHER                    251,365
SCHLUMBERGER LTD                 COM            806857 10 8     16,892   225,560 Sh         OTHER                    225,560
MONDELEZ INTL INC                CL A           609207 10 5     16,813   549,250 Sh         OTHER                    549,250
LEGGETT & PLATT INC              COM            524660 10 7     15,653   463,375 Sh         OTHER                    463,375
CULLEN FROST BANKERS INC         COM            229899 10 9     12,830   205,175 Sh         OTHER                    205,175
ABBVIE INC                       COM            00287Y 10 9     12,228   299,865 Sh         OTHER                    299,865
MCDONALDS CORP                   COM            580135 10 1      6,846    68,675 Sh         OTHER                     68,675
SANCHEZ ENERGY CORP              COM            79970Y 10 5      6,279   315,200 Sh         OTHER                    315,200
JPMORGAN CHASE & CO              COM            46625H 10 0      5,823   122,697 Sh         OTHER                    122,697
COCA COLA CO                     COM            191216 10 0      4,126   102,030 Sh         OTHER                    102,030
VERIZON COMMUNICATIONS INC       COM            92343V 10 4      4,031    82,012 Sh         OTHER                     82,012
JOHNSON & JOHNSON                COM            478160 10 4      3,963    48,613 Sh         OTHER                     48,613
CHEVRON CORP NEW                 COM            166764 10 0      3,434    28,899 Sh         OTHER                     28,899
SMUCKER J M CO                   COM NEW        832696 40 5      3,351    33,790 Sh         OTHER                     33,790

                         St. Denis J. Villere Co., LLC
                                  13F Report
                                March 31, 2013

COLUMN 1                            COLUMN 2     COLUMN 3         COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7      COLUMN 8
--------                         -------------- -----------  ------------------- -------- ---------- -------- -------------------
                                                                                                               VOTING AUTHORITY
                                                                                                              -------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARES   NONE
--------------                   -------------- -----------  --------- --------- --- ---- ---------- -------- ---- --------- ----
NORFOLK SOUTHERN CORP........... COM            655844 10 8      2,804    36,375 Sh         OTHER                     36,375
MICROSOFT CORP.................. COM            594918 10 4      2,386    83,405 Sh         OTHER                     83,405
GENERAL MLS INC................. COM            370334 10 4      2,192    44,450 Sh         OTHER                     44,450
RAYTHEON CO..................... COM NEW        755111 50 7      2,083    35,435 Sh         OTHER                     35,435
EXXON MOBIL CORP................ COM            30231G 10 2      2,034    22,573 Sh         OTHER                     22,573
MICROCHIP TECHNOLOGY INC........ COM            595017 10 4      1,785    48,555 Sh         OTHER                     48,555
CLECO CORP NEW.................. COM            12561W 10 5      1,634    34,750 Sh         OTHER                     34,750
AT&T INC........................ COM            00206R 10 2      1,611    43,911 Sh         OTHER                     43,911
TUPPERWARE BRANDS CORP.......... COM            899896 10 4      1,390    17,000 Sh         OTHER                     17,000
HENRY JACK & ASSOC INC.......... COM            426281 10 1      1,155    25,000 Sh         OTHER                     25,000
COLGATE PALMOLIVE CO............ COM            194162 10 3      1,056     8,944 Sh         OTHER                      8,944
BRISTOW GROUP INC............... COM            110394 10 3        923    14,000 Sh         OTHER                     14,000
WESTAR ENERGY INC............... COM            95709T 10 0        907    27,350 Sh         OTHER                     27,350
PEPSICO INC..................... COM            713448 10 8        877    11,090 Sh         OTHER                     11,090
INTERNATIONAL BUSINESS MACHS.... COM            459200 10 1        648     3,037 Sh         OTHER                      3,037
SOUTHERN CO..................... COM            842587 10 7        587    12,500 Sh         OTHER                     12,500
ALLSTATE CORP................... COM            020002 10 1        491    10,000 Sh         OTHER                     10,000
CATERPILLAR INC DEL............. COM            149123 10 1        435     5,000 Sh         OTHER                      5,000
3M CO........................... COM            88579Y 10 1        425     4,000 Sh         OTHER                      4,000
TRAVELERS COMPANIES INC......... COM            89417E 10 9        370     4,393 Sh         OTHER                      4,393
HOME DEPOT INC.................. COM            437076 10 2        311     4,450 Sh         OTHER                      4,450
ROYAL DUTCH SHELL PLC........... SPONS ADR A    780259 20 6        239     3,664 Sh         OTHER                      3,664
DU PONT E I DE NEMOURS & CO..... COM            263534 10 9        201     4,080 Sh         OTHER                      4,080
                                                             1,682,999